OPERATING SEGMENT - Geographic information: External Revenues (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
Geographic information:
REVENUES	$ 9,453	Rp 128,256	Rp 116,333	Rp 102,470
Indonesia
Geographic information:
REVENUES		125,970	114,093	100,456
Foreign countries
Geographic information:
REVENUES		Rp 2,286	Rp 2,240	Rp 2,014